MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.12

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
5001906	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 2:36PM) CDA obtained which supports value. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
5001926	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 12:10PM) AVM received supports appraised value. Variance 25.89% higher than appraisal. Confidence Score H(0.059). (Resolved)		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
5001933	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) 2	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 12:21PM) AVM received supports appraised value. Variance 29.19% higher than appraised value. Confidence Score M(0.131). (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7019569	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX% The loan met the Escrow and Appraisal requirement.

(Open) Adjustable Rate Mortgage Loan Program Disclosure - Late-

Adjustable Rate Mortgage Loan Program Disclosure - Late. The Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) CHARM Booklet - Late-

The CHARM Booklet provided in the loan file is not dated, therefore no determination could be made to validate if the CHARM booklet was disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b).

(Open) Program Parameters-

The subject transaction was a Stated Income Business purpose loan. Guidelines and Loan Approval require that proceeds be transferred directly to the borrower's business,XXXX; however, documentation of the same was missing from the loan file.

Response 1 (XX/XX/XXXX 3:32PM)
Guidelines required loan funds to be credited to the borrower's business directly through the HUD-1 at closing. The final Closing Disclosure in file reflected the borrower as an individual, XXXX, and did not verify the proceeds being credited to the business account of XXXX. The loan file did not contain any documentation to evidence and verify the loan funds transferring directly to the borrower's business account. Addendum to Closing Instructions was provided which noted that Closing/Settlement Agent must disburse all net proceeds to the borrower's business by either check or a wire. However, the disbursement check or wire was not provided and the borrower's business account verifying the deposit of the proceeds was not provided. As such, the guidelines were not met. (Upheld)

Response 2 (XX/XX/XXXX 4:21PM)
Senior Management Acknowledgment Form provided which reflected guideline of S/E Business loan proceeds to be distributed directly to the business entity. Compensating factors were noted to be Low LTV, S/E for 20 years, resided at subject property for 7 years and no negative credit events. CSC's closing instructions specifically instructed the closer to distribute funds to the business entity but they failed to do so upon review of the Post Close CD. CSC processed the loan in accordance with guidelines but control of closers actions at closing is not possible. The particular closer is on the internal exclusionary list to avoid this happening again. Downgraded to level 2. (Upheld)

(Open) Program Parameters-

One of the business purpose contracts was from a CPA with fees in the amount of $XXXX; however, CPA letterhead and license search reflected Vendor was no longer active.

Response 1 (XX/XX/XXXX 3:24PM)
Guidelines require documentation in the form of contract or offers to purchase that provide the reason for the loan and how loan funds will be deployed. The loan file contained a business purpose contract estimate from XXXX in the amount of $XXXX. However, the contract reflected the CPA was inactive and the search through CPA Verify in the loan file further confirmed that XXXX's license was Inactive. In addition, it also verified that XXXX may not engage in the practice of public accountancy. As such, this business purpose contract cannot be selected. (Upheld)

Response 2 (XX/XX/XXXX 4:39PM)
Guidelines do not require a qualification for producers of estimates and bids however the documentation required is to be gathered from credible and licensed entities. The bid from CPA XXXX was provided in file however the contract reflected that the CPA was inactive which was further confirmed with a search through CPA Verify which stated that XXXX may not engage in the practice of public accountancy. The bid must come from a relevant producer therefore the inactive license draws this CPA's bid to question. Documentation level is sufficient, qualification level not required for producers of estimates therefore downgrading to level 2. (Upheld)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	3	2	3	2	3	1	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B
7019876	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 12:29PM) AVM received supports appraised value. Variance 11.44% over appraised value. Confidence Score H(0.05). (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7020801	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 12:34PM) AVM received supports appraised value. Variance 31.62% over appraised value. Confidence Score H(0.072). (Resolved)		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7021489	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The APR for this loan was XX% which exceeds the APR threshold of XX% by XX% . The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 12:43PM) AVM received supports appraised value. Variance 5.43%. Confidence Score H(0.122). (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7021515	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements.) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) . Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR, XX% threshold of by XX%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act(Regulation Z)12 CFR 1026.19(b)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 1:00PM) AVM received supports appraised value. Variance 25.15% over appraised value. Confidence Score H(0.077). (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7021818	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) Miscellaneous Closing Documentation- Inaccurate Mortgage. Date of acknowledgement is missing from Mortgage Deed.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 3:01PM) CDA obtained which supports value. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7022082	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 1:11PM) AVM received supports appraised value. Variance 26.27% over appraised value. Confidence Score M(0.179). (Resolved)		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7022537	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX% by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 2:56PM) CDA obtained which supports value. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7022732	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7022797	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
7022957	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on,XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7023193	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

							(Open) Program Parameters- The guidelines for the 1 month bank statement program requires that the borrower not have any charge off, collections or tax liens in the last 3 years. Per the loan approval, an exception was requested due to the borrower having an open collection account with XXXX in the amount of $XXX, which was opened on XX/XXXX. Compensating Factors: Borrower has residual income of $XXXX, FICO of XXXX with no other derogatory credit on OCR except for open collection with XXXX and borrower has been self-employed in the same line of work for 30 years, Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7023510	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD- 'Title' missing- The Special Messenger Fee on the PCCD is not preceded by the word 'Title'. Per Regulation, services related to the issuance of title insurance policies must be described with the word 'Title' at the beginning of the item. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f)(2)-(3), 12 CFR 1029.38(g)(4)(i); 12 CFR 1026.37(f)(2)(i) & Official Comment 37(f)(2)-3, 12 CFR 1026.37(f)(3)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 3:05PM) CDA obtained which supports value (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7023648	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7023979	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on, XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 12:04PM)
Based on the client's average cost for the BPO process, this exception has been resolved.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Open) Program Parameters- The subject loan does not meet the One Month Bank Statement Program Parameter for a 24 month recent mortgage history. The subject property is owned free and clear by the borrower. An exception was made for no mortgage history in the past 7 years. Compensating factors: No derogatory credit with FICO of XXX residual income $XXXX, self-employed for 29 years, DTI XX%, LTV XX%.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	2	2	2	2	3	1	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B
7024251	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 3:05PM) CDA obtained which supports value (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7024257	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7024272	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
7024408	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

							(Open) Program Parameters- The guidelines for the 1 month bank statement program require that the borrower not have any charge off, collections or tax liens in the last 3 years. Per the loan approval, an exception was requested due to the borrower having had a collection account with XXXX which was opened on XX/XXXX and paid on XX/XXXX which is the earliest reported activity date. Compensating Factors: Borrower has residual income of $XXXX, LTV of XX%, a 30 month positive current rental history and a previous 11 year mortgage history with no late payments. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7024581	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) Adjustable Rate Mortgage Loan Program Disclosure - Late-

There is no date evident on the ARM disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the program change date, XX/XX/XXXX.Truth in Lending Act (Regulation Z). 12 CFR 1026.19(b).

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7024597	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7024823	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
7025304	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii). (Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 1:23PM) BPO received supports appraised value. Variance .459%. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7026228	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX% which exceeds the APR threshold of, XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

							(Open) Program Parameters- The subject loan does not meet Program Parameters for Minimum Decision Credit Score of 500 and Mortgage Payment History with no late payments in the last 12 months. Per the loan approval, an exception was requested and made due to Decision Credit Score of 497 and most recent 12 month mortgage history reflecting 2x30, 1x60, and current past due amount. Compensating Factors: Borrowers have owned primary residence (subject) for 12 years; primary borrower has been employed in the same line of work for 8 years, DTI XX%; Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7026239	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 11/05/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7026478	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7026487	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed State and Federal higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX% which exceeds the APR threshold of, XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7026571	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX% which exceeds the APR threshold of, XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7027063	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 1:30PM) BPO supports appraised value. Variance 1.89%. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7027100	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX% which exceeds the APR threshold of, XX% by XX% The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company Individual Contact on the last revised PCCD issued on <XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7119482	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report- The credit report or credit reference letter is missing from the loan file. Per guides, a foreign national credit program requires a U.S. credit report with at least 2 trades with minimum age of 2 years on one trade; or, an international credit report if no U.S. report can be provided; or, an original credit reference letter from an internationally known financial institution. Response 1 (XX/XX/XXXX 7:55AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
7120380	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (XX/XX/XXXX 6:26AM) The Appraisal Notice is tested under Regulation B, not Regulation Z, grade 2 exception	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
7121002	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company Individual Contact on the last revised PCCD issued on0 XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date XX/XX/XXXX.

(Clear) Federal - HOEPA / HPML (APR)-

The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

(Clear) Earnest Money documentation-

The earnest money deposit was not properly documented. The borrower gave an EMD check in the amount of $XXXX and an escrow letter was provided, however, the loan file did not contain a copy of the check as required per the guidelines. In addition, the bank statements in file did not reflect the EMD funds clearing. Without proper verification and backing out the EMD, the borrower is short $XXXX for required assets.

Response 1 (XX/XX/XXXX 7:40AM)
Section 8.4 states that a maximum variance of 1% of the subject loan amount is allowable for the necessary funds to close versus the final asset statements. The loan amount is $XXXX and the asset shortage was only $XXXX. (Resolved)

								(Clear) Value was not supported within 10% of original appraisal amount- A secondary valuation product supporting the value within 10% was not provided. Response 1 (XX/XX/XXXX 1:41PM) AVM received supports appraised value. Variance 16.05% over appraised value. Confidence Score H(0.087). (Resolved)		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7121103	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7121751	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 2:01PM) CDA obtained which supports value. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7123961	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
7124849	XXXX	XX/XX/XXXX	$XXXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets-

Per the HUD-1 the borrower was required to bring to closing $XXXX. The loan file contained a wire transfer, dated XX/XX/XXXX, for the amount of the closing funds, which came from a XXXX account, however, the loan file did not contain copies of the bank statements from the account to document the source of the funds or any other current bank statements reflecting sufficient funds to close.

Response 1 (XX/XX/XXXX 10:53AM)
Section 8.4 of the selling guide does not require verification of the seasoning of funds to close on loans with an LTV of XX% or less and the subject LTV is XX%. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
7125340	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX% which exceeds the APR threshold of, XX% by XX% The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7127440	XXXX	XX/XX/XXXX	$XXXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A